Inventories - Write downs recognized on inventories (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
Accumulated write downs, January 1	kr (6,948)	kr 0
Addition from business combination, cf. 31	0	(11,294)
Write downs in the reporting period	(10,766)	(486)
Utilization of write downs	12,641	3,860
Reversal of write downs	0	0
Exchange differences	(119)	0
Accumulated write downs, December 31	kr (5,192)	kr (6,948)